STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
Changes in the Group's equity resulting from changes in the respective subsidiaries' ownership interests

	December 31,
	2011	2010	2009
Net income attributable to the Group	$1,443,944	$1,380,631	$1,014,203

Transfers from the noncontrolling interest
(Decrease)/Increase in own equity due to acquisition of noncontrolling interest in Comstar-UTS	(41,377)	(115,350)	45,284
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest in Comstar-UTS	429,409	—	—
Increase in own equity due to exercise of the put option on Comstar-UTS shares	11,636	—	—
(Decrease)/Increase in own equity due to acquisition of noncontrolling interest in MGTS	(272,840)	—	269,281
Change in own equity due to acquisition of noncontrolling interest in TS-Retail	—	(15,932)	—
(Decrease) in own equity due to acquisition of noncontrolling interest in Dagtelecom	—	—	(7,679)
(Decrease) in own equity due to acquisition of noncontrolling interest in other subsidiaries	(738)	(10,302)	(487)

Net transfers from the noncontrolling interest	126,090	(141,584)	306,399

Net income attributable to the Group and transfers from the noncontrolling interest:	$1,570,034	$1,239,047	$1,320,602

Schedule of accumulated other comprehensive income balance, net of taxes

	Currency translation adjustment	Unrealized gains/loss on derivatives	Unrecognized actuarial losses	Accumulated other comprehensive income/loss
Balance as of January 1, 2009	(434,320)	(16,714)	5,262	(445,772)
Current-period change	(280,074)	(23,579)	1,003	(302,650)
Balance as of December 31, 2009	(714,394)	(40,293)	6,265	(748,422)
Current-period change	(45,257)	25,428	(3,706)	(23,535)
Balance as of December 31, 2010	(759,651)	(14,865)	2,559	(771,957)
Current-period change	(205,339)	7,364	5,940	(192,035)

Balance as of December 31, 2011	(964,990)	(7,501)	8,499	(963,992)

Schedule of the Group's declared cash dividends

	2011	2010	2009
Dividends declared (including dividends on treasury shares of $40,006, $35,063 and $45,631, respectively)	$1,066,753	$991,211	$1,265,544
Dividends, U.S. Dollars per ADS(1)	1.03	0.99	3.2
Dividends, U.S. Dollars per share	0.516	0.497	0.647
(1)
In 2010 the ratio was changed from 5 to 2 common shares per ADS.